Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.36%)
Since Inception	7.78%
Inception Date	Mar. 30, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.44%
Since Inception	8.48%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.40%
Since Inception	8.44%
Inception Date	Mar. 02, 2010
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.94%
Since Inception	8.68%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.79%
Since Inception	8.33%
Inception Date	Mar. 19, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.66%
Since Inception	6.42%
Inception Date	Aug. 04, 2010
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.72%
Since Inception	6.94%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.81%
Since Inception	11.97%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.74%
Since Inception	12.40%
Inception Date	Jan. 19, 2010
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	15.86%
Since Inception	12.42%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	28.94%
Since Inception	16.92%
Inception Date	Jul. 30, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	28.88%
Since Inception	18.93%
Inception Date	Mar. 01, 2010
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	28.85%
Since Inception	15.50%
Inception Date	Nov. 19, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.88%
Since Inception	4.94%
Inception Date	Dec. 03, 2009
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.89%
Since Inception	4.97%
Inception Date	Nov. 19, 2009
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.47%
Since Inception	4.10%
Inception Date	Dec. 06, 2010
Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.40%
Since Inception	11.83%
Inception Date	Sep. 20, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.43%
Since Inception	7.65%
Inception Date	Oct. 15, 2010
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.38%
Since Inception	9.85%
Inception Date	Sep. 20, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.30%
Since Inception	2.25%
Inception Date	Dec. 10, 2010
Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.23%
Since Inception	7.76%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.11%)
Since Inception	11.63%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.20%)
Since Inception	(4.87%)
Inception Date	Dec. 22, 2010
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.26%)
Since Inception	9.54%
Inception Date	Sep. 20, 2010
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.62%)
Since Inception	7.25%
Inception Date	Sep. 20, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.00%
Since Inception	7.16%
Inception Date	Nov. 01, 2010
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.95%
Since Inception	9.83%
Inception Date	Sep. 20, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.73%
Since Inception	3.89%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.65%
Since Inception	1.90%
Inception Date	Nov. 18, 2010
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.94%
Since Inception	3.96%
Inception Date	Nov. 19, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.49%
Since Inception	1.14%
Inception Date	Aug. 23, 2010
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.46%
Since Inception	1.80%
Inception Date	Dec. 28, 2009
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.45%
Since Inception	1.48%
Inception Date	Nov. 19, 2009
Return After Taxes on Distributions | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.87%)
Since Inception	6.61%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.93%
Since Inception	6.84%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.91%
Since Inception	6.80%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.45%
Since Inception	7.06%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.95%
Since Inception	7.29%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.84%
Since Inception	5.36%
Return After Taxes on Distributions | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.90%
Since Inception	5.99%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.82%
Since Inception	9.86%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.77%
Since Inception	10.25%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.88%
Since Inception	10.33%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	27.31%
Since Inception	15.43%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	27.27%
Since Inception	17.44%
Return After Taxes on Distributions | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	27.25%
Since Inception	14.04%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.90%
Since Inception	3.76%
Return After Taxes on Distributions | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.90%
Since Inception	3.81%
Return After Taxes on Distributions | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.26%
Since Inception	3.88%
Return After Taxes on Distributions | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.21%
Since Inception	11.64%
Return After Taxes on Distributions | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.18%
Since Inception	7.38%
Return After Taxes on Distributions | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.12%
Since Inception	9.60%
Return After Taxes on Distributions | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.03%)
Since Inception	1.92%
Return After Taxes on Distributions | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.08%)
Since Inception	7.48%
Return After Taxes on Distributions | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.15%)
Since Inception	11.55%
Return After Taxes on Distributions | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.41%)
Since Inception	(5.15%)
Return After Taxes on Distributions | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.45%)
Since Inception	9.29%
Return After Taxes on Distributions | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.90%)
Since Inception	6.87%
Return After Taxes on Distributions | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.75%
Since Inception	6.86%
Return After Taxes on Distributions | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.71%
Since Inception	9.56%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.86%
Since Inception	3.01%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.79%
Since Inception	0.99%
Return After Taxes on Distributions | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.08%
Since Inception	3.09%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.22%
Since Inception	0.85%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.21%
Since Inception	1.53%
Return After Taxes on Distributions | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.20%
Since Inception	1.22%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.19%)
Since Inception	6.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.82%
Since Inception	6.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.79%
Since Inception	6.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.15%
Since Inception	6.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.36%
Since Inception	6.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.28%
Since Inception	4.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.31%
Since Inception	5.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.51%
Since Inception	8.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.47%
Since Inception	9.28%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.20%
Since Inception	9.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.65%
Since Inception	13.47%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.61%
Since Inception	15.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.60%
Since Inception	12.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.81%
Since Inception	3.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.82%
Since Inception	3.56%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.88%
Since Inception	2.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.82%
Since Inception	10.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.26%
Since Inception	6.50%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.22%
Since Inception	8.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.61%
Since Inception	1.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.56%
Since Inception	6.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.96%)
Since Inception	9.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.62%)
Since Inception	(3.02%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.66%)
Since Inception	8.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.51%)
Since Inception	6.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.96%
Since Inception	6.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.91%
Since Inception	8.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.78%
Since Inception	2.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.73%
Since Inception	1.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.92%
Since Inception	2.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.99%
Since Inception	0.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.97%
Since Inception	1.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.96%
Since Inception	1.11%
Based on Market Value | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.97%
Since Inception	9.18%
Based on Market Value | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.71%
Since Inception	6.99%
Based on Market Value | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	17.55%
Since Inception	13.29%
Based on Market Value | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.48%
Since Inception	15.52%
Based on Market Value | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.92%
Since Inception	5.00%
Based on Market Value | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.31%
Since Inception	11.79%
Based on Market Value | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.35%
Since Inception	9.84%
Based on Market Value | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.15%
Since Inception	7.73%
Based on Market Value | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.27%)
Since Inception	11.62%
Based on Market Value | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.38%)
Since Inception	9.48%
Based on Market Value | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.11%)
Since Inception	7.75%
Based on Market Value | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.85%
Since Inception	9.79%
Based on Market Value | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Since Inception	4.20%
Based on Market Value | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.39%
Since Inception	1.49%
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.18%)
Since Inception	(4.85%)
Russell 2000 Index | Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.18%)
Since Inception	9.64%
Russell 2000 Growth Index | Vanguard Russell 2000 Growth Index Fund | Vanguard Russell 2000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.91%)
Since Inception	11.80%
Russell 2000 Value Index | Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.50%)
Since Inception	7.41%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Since Inception	7.73%
Russell 1000 Index | Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Since Inception	9.99%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Since Inception	4.26%
Russell 1000 Growth Index | Vanguard Russell 1000 Growth Index Fund | Vanguard Russell 1000 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Since Inception	12.08%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Since Inception	2.35%
Russell 1000 Value Index | Vanguard Russell 1000 Value Index Fund | Vanguard Russell 1000 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Since Inception	7.94%
Russell 2500 Value Index | Vanguard Explorer Value Fund | Vanguard Explorer Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.36%)
Since Inception	5.28%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.03%
Since Inception	7.22%
Russell 3000 Index | Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.03%
Since Inception	9.96%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Since Inception	4.27%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Since Inception	2.27%
Barclays U.S. 1-5 Year Corporate Bond Index | Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Since Inception	4.27%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	15.91%
Since Inception	12.61%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	15.91%
Since Inception	13.26%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	15.91%
Since Inception	12.61%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.03%
Since Inception	8.85%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.03%
Since Inception	8.79%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.03%
Since Inception	8.85%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.07%
Since Inception	4.96%
Barclays U.S. MBS Float Adjusted Index | Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.07%
Since Inception	4.91%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.56%
Since Inception	1.21%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.56%
Since Inception	1.92%
Barclays U.S. 1-3 Year Government Float Adjusted Index | Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.56%
Since Inception	1.62%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.89%
Since Inception	8.46%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.89%
Since Inception	6.56%
Barclays U.S. 3-10 Year Government Float Adjusted Index | Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.89%
Since Inception	7.09%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.17%
Since Inception	16.93%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.17%
Since Inception	19.09%
Barclays U.S. Long Government Float Adjusted Index | Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	29.17%
Since Inception	15.66%